INCOME TAX AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX AND DEFERRED TAX [Abstract]
Income Tax Expense
The reconciliation between the charge computed for tax purposes and the income tax expense charged to the Statement of Comprehensive Income in the years ended December 31, 2024, 2023 and 2022 is as follows:

	2024	2023	2022
Current income tax	(217,437,074)	(3,499,977)	(107,535,714)
Deferred income tax	5,497,595	(40,287,750)	(8,161,524)
Total income tax	(211,939,479)	(43,787,727)	(115,697,238)

Net Deferred Tax Assets and Liabilities
The analysis of the net deferred tax assets and liabilities is as follows:

	2024	2023
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	20,339,104	16,174,108
Deferred tax assets to be recovered after 12 months	14,039,636	20,380,450
Deferred tax liabilities:
Deferred tax liabilities taxable after more than 12 months	(194,491,864)	(205,615,679)
Deferred tax liabilities taxable after 12 months	(18,582,982)	(15,132,580)
Deferred tax liabilities, net	(178,696,106)	(184,193,701)

Components of Net Deferred Tax Assets and Liabilities
The components of the net deferred tax assets and liabilities as of December 31, 2024, 2023 and 2022 is as follows:

Deferred tax assets	Account receivables discounted value	Provisions for legal claims and other provisions	Financial leases	Contract liabilities	Tax loss carryforward	Tax inflation adjustment	Financial assets at fair value through profit or loss	Other receivables	Total
As of December 31, 2021	12,045	6,835,454	13,615,858	18,646,374	22,361,001	198,204	-	-	61,668,936
Charge in results	(12,045)	(2,482,298)	(3,816,850)	45,870	(22,361,001)	(113,024)	1,245,153	-	(27,494,195)
As of December 31, 2022	-	4,353,156	9,799,008	18,692,244	-	85,180	1,245,153	-	34,174,741
Charge in results	-	(2,467,073)	2,857,911	(13,500,909)	3,056,151	(68,680)	4,681,942	7,820,475	2,379,817
As of December 31, 2023	-	1,886,083	12,656,919	5,191,335	3,056,151	16,500	5,927,095	7,820,475	36,554,558
Charge in results	-	(1,542,728)	(7,764,910)	14,213,337	(3,056,151)	(13,913)	1,818,259	(5,829,712)	(2,175,818)
As of December 31, 2024	-	343,355	4,892,009	19,404,672	-	2,587	7,745,354	1,990,763	34,378,740

Deferred tax liabilities	Other receivables	Loans	Property, Plant and Equipment	Cash and cash equivalents	Inventories	Tax inflation adjustment	Other liabilities	Total
As of December 31, 2021	(35,439)	(1,108,149)	(145,155,263)	(227,975)	(860,164)	(48,315,447)	(1,710,927)	(197,413,364)
Charge in results	(774,182)	158,846	(9,612,008)	(2,663,576)	47,361	30,465,304	1,710,927	19,332,672
As of December 31, 2022	(809,621)	(949,303)	(154,767,271)	(2,891,551)	(812,803)	(17,850,143)	-	(178,080,692)
Charge in results	809,621	127,141	(14,904,167)	(8,763,694)	(1,842,371)	(18,094,097)	-	(42,667,567)
As of December 31, 2023	-	(822,162)	(169,671,438)	(11,655,245)	(2,655,174)	(35,944,240)	-	(220,748,259)
Charge in results	-	(2,725,348)	(17,267,757)	(2,801,418)	2,076,365	28,391,571	-	7,673,413
As of December 31, 2024	-	(3,547,510)	(186,939,195)	(14,456,663)	(578,809)	(7,552,669)	-	(213,074,846)

Effective Income Tax Rate Reconciliation
Below is a reconciliation between the income tax charged to results for the years ended December 31, 2024, 2023 and 2022 and that which would result from applying the current tax rate on net income before income tax for the exercise:

	2024	2023	2022
Pre tax income	582,102,974	95,001,446	334,854,783
Statutory income tax rate	35%	35%	35%
Pre tax loss at statutory income tax rate	(203,736,041)	(33,250,506)	(117,199,174)
Tax effects due to:
- Adjustment affidavit previous year	(241,439)	(312,939)	(556,626)
- Tax inflation adjustment and restatement by inflation	(11,221,662)	(10,064,077)	1,697,211
- Others	3,259,663	(160,205)	361,351
Total income tax	(211,939,479)	(43,787,727)	(115,697,238)